UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund


-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

COMMON STOCK (96.6%)

-------------------------------------------------------------
  CONSUMER DISCRETIONARY  (8.4%)
-------------------------------------------------------------
  Abercrombie & Fitch, Cl A            1,886     $    150,295
  Amazon.Com *                         6,320          491,064
  Apollo Group, Cl A *                 3,009          239,938
  AutoNation *                         2,058           33,504
  Autozone *                             978          118,221
  Bed Bath & Beyond *                  5,935          191,344
  Best Buy                             7,314          356,996
  Big Lots *                           1,361           23,627
  Black & Decker                       1,242           90,095
  Brunswick                            1,312           24,915
  Carnival                             8,465          376,608
  CBS, Cl B                           12,661          318,931
  Centex                               1,820           50,560
  Circuit City Stores                  2,516           13,687
  Clear Channel Communications         9,901          304,060
  Coach *                              7,823          250,727
  Comcast, Cl A                       61,109        1,109,739
  Darden Restaurants                   2,852           80,769
  Dillard's, Cl A                        853           16,915
  DIRECTV Group *                     14,275          322,329
  DR Horton                            4,144           71,484
  Eastman Kodak                        4,952           98,693
  EW Scripps, Cl A                     1,780           72,482
  Expedia *                            4,376          100,736
  Family Dollar Stores                 2,792           58,716
  Ford Motor *                        38,380          254,843
  Fortune Brands                       3,037          212,347
  GameStop, Cl A *                     3,496          180,848
  Gannett                              4,280          158,360
  Gap                                  9,261          177,070
  General Motors                      10,583          299,605
  Genuine Parts                        3,338          146,638
  Goodyear Tire & Rubber *             5,003          125,926
  H&R Block                            6,462          124,523
  Harley-Davidson                      4,935          200,262
  Harman International Industries      1,332           62,031
  Hasbro                               2,924           75,936
  Home Depot                          33,557        1,029,193
  IAC *                                3,666           95,096
  International Game Technology        6,662          284,268
  Interpublic Group *                  9,493           84,772
  JC Penney                            4,117          195,187
  Johnson Controls                    11,808          417,649
  Jones Apparel Group                  1,272           21,370



-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

  KB Home                              1,161     $     31,928
  Kohl's *                             6,237          284,657
  Leggett & Platt                      2,543           48,368
  Lennar, Cl A                         2,080           42,848
  Limited Brands                       5,424          103,544
  Liz Claiborne                        1,488           32,572
  Lowe's                              29,753          786,669
  Macy's                               7,768          214,708
  Marriott International, Cl A         6,215          223,491
  Mattel                               6,798          142,826
  McDonald's                          23,720        1,270,206
  McGraw-Hill                          6,564          280,677
  Meredith                               753           35,383
  New York Times, Cl A                 2,439           40,829
  Newell Rubbermaid                    5,622          135,603
  News, Cl A                          46,198          873,142
  Nike, Cl B                           7,892          487,410
  Nordstrom                            3,736          145,330
  Office Depot *                       4,178           61,960
  OfficeMax                            1,129           27,965
  Omnicom Group                        6,524          295,994
  Polo Ralph Lauren, Cl A              1,170           70,890
  Pulte Homes                          4,304           70,327
  RadioShack                           2,605           45,197
  Sears Holdings *                     1,450          160,211
  Sherwin-Williams                     2,071          118,482
  Snap-On                              1,144           56,193
  Stanley Works                        1,633           83,871
  Staples                             14,060          336,596
  Starbucks *                         14,657          277,164
  Starwood Hotels & Resorts Worldwide  3,959          179,145
  Target                              16,520          918,182
  Tiffany                              2,696          107,570
  Time Warner                         71,103        1,119,161
  TJX                                  9,575          302,187
  VF                                   1,750          135,398
  Viacom, Cl B *                      13,116          508,376
  Walt Disney                         37,850        1,132,850
  Washington Post, Cl B                  116           86,304
  Wendy's International                1,760           42,979
  Whirlpool                            1,535          130,644
  Wyndham Worldwide                    3,536           83,308
  Yum! Brands                         10,614          362,574
                                                 ------------
                                                   21,006,078
                                                 ------------

-------------------------------------------------------------
  CONSUMER STAPLES  (10.0%)
-------------------------------------------------------------
  Altria Group                        42,084        3,190,809

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund


-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

-------------------------------------------------------------
  CONSUMER STAPLES - (CONTINUED)
-------------------------------------------------------------
  Anheuser-Busch                      14,781     $    687,612
  Archer-Daniels-Midland              13,084          576,350
  Avon Products                        8,867          310,522
  Brown-Forman, Cl B                   1,716          108,074
  Campbell Soup                        4,587          144,995
  Clorox                               2,888          177,092
  Coca-Cola                           39,787        2,354,197
  Coca-Cola Enterprises                5,690          131,268
  Colgate-Palmolive                   10,410          801,570
  ConAgra Foods                        9,688          208,583
  Constellation Brands, Cl A *         3,897           81,447
  Costco Wholesale                     8,631          586,390
  CVS                                 29,474        1,151,549
  Dean Foods                           1,984           55,552
  Estee Lauder, Cl A                   2,275           96,005
  General Mills                        6,740          368,072
  Hershey                              3,458          125,180
  HJ Heinz                             6,301          268,171
  Kellogg                              5,416          259,426
  Kimberly-Clark                       8,412          552,248
  Kraft Foods, Cl A                   30,765          900,184
  Kroger                              13,003          330,926
  McCormick                            2,539           85,615
  Molson Coors Brewing, Cl B           2,871          128,248
  Pepsi Bottling Group                 2,926          101,971
  PepsiCo                             32,311        2,203,287
  Procter & Gamble                    62,023        4,090,417
  Reynolds American                    3,213          203,479
  Safeway                              8,487          263,012
  Sara Lee                            14,400          202,464
  Supervalu                            3,332          100,160
  Sysco                               12,093          351,302
  Tyson Foods, Cl A                    4,089           58,268
  UST                                  3,349          174,014
  Walgreen                            19,718          692,299
  Wal-Mart Stores                     47,319        2,407,591
  Whole Foods Market                   2,771          109,288
  WM Wrigley Jr.                       4,435          254,702
                                                 ------------
                                                   24,892,339
                                                 ------------

-------------------------------------------------------------
  ENERGY  (11.9%)
-------------------------------------------------------------
  Anadarko Petroleum                   9,305          545,180
  Apache                               6,732          642,502
  Baker Hughes                         6,460          419,448
  BJ Services                          6,224          135,372
  Cameron International *              4,254          171,266



-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

  Chesapeake Energy                    9,501     $    353,722
  Chevron                             41,986        3,547,817
  ConocoPhillips                      32,075        2,576,264
  Consol Energy                        3,796          277,108
  Devon Energy                         9,029          767,284
  El Paso                             13,928          229,533
  ENSCO International                  2,879          147,174
  EOG Resources                        4,997          437,238
  Exxon Mobil                        109,020        9,419,328
  Halliburton                         17,588          583,394
  Hess                                 5,524          501,745
  Marathon Oil                        14,124          661,709
  Murphy Oil                           3,927          288,792
  Nabors Industries Ltd. *             5,631          153,276
  National Oilwell Varco *             7,157          431,066
  Noble                                5,329          233,250
  Noble Energy                         3,413          247,716
  Occidental Petroleum                16,475        1,118,158
  Peabody Energy                       5,265          284,415
  Range Resources                      2,966          154,885
  Rowan                                2,213           75,331
  Schlumberger                        23,846        1,799,419
  Smith International                  4,183          226,760
  Spectra Energy                      11,836          270,334
  Sunoco                               2,333          145,113
  Tesoro                               2,722          106,294
  Transocean                           6,443          789,912
  Valero Energy                       10,987          650,321
  Weatherford International *          6,707          414,560
  Williams                            11,802          377,310
  XTO Energy                           9,949          516,751
                                                 ------------
                                                   29,699,747
                                                 ------------

-------------------------------------------------------------
  FINANCIALS  (17.8%)
-------------------------------------------------------------
  ACE Ltd.                             6,352          370,576
  Aflac                                9,699          594,840
  Allstate                            11,013          542,610
  AMBAC Financial Group                2,056           24,096
  American Capital Strategies          3,745          131,712
  American Express                    23,354        1,151,819
  American International Group        50,668        2,794,847
  Ameriprise Financial                 4,610          254,979
  AON                                  5,837          254,026
  Apartment Investment & Management
     REIT, Cl A                        1,427           56,566
  Assurant                             1,899          123,226
  AvalonBay Communities REIT           1,565          147,032

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund


-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

-------------------------------------------------------------
  FINANCIALS - (CONTINUED)
-------------------------------------------------------------
  Bank of America                     88,055     $  3,905,239
  Bank of New York Mellon             22,978        1,071,464
  BB&T                                10,906          395,670
  Bear Stearns                         2,095          189,178
  Boston Properties REIT               2,371          217,942
  Capital One Financial                7,485          410,253
  CB Richard Ellis Group, Cl A *       3,934           76,359
  Charles Schwab                      18,759          418,326
  Chubb                                7,698          398,679
  Cincinnati Financial                 2,830          109,068
  CIT Group                            2,832           79,183
  Citigroup                           98,938        2,792,030
  CME Group, Cl A                      1,114          689,455
  Comerica                             2,952          128,766
  Commerce Bancorp                     3,924          149,544
  Countrywide Credit Industry         10,836           75,419
  Developers Diversified Realty REIT   2,107           86,703
  Discover Financial Services          9,562          167,335
  E*Trade Financial *                  6,326           31,440
  Equity Residential REIT              5,388          201,565
  Fannie Mae                          19,529          661,252
  Federated Investors, Cl B            2,033           86,545
  Fifth Third Bancorp                 10,412          282,165
  First Horizon National               2,251           48,779
  Franklin Resources                   3,281          341,979
  Freddie Mac                         12,618          383,461
  General Growth Properties REIT       4,444          162,295
  Genworth Financial, Cl A             7,980          194,233
  Goldman Sachs Group                  7,940        1,594,114
  Hartford Financial Services Group    6,079          491,001
  Host Hotels & Resorts                9,579          160,352
  Hudson City Bancorp                 10,347          169,484
  Huntington Bancshares                7,186           96,652
  IntercontinentalExchange *           1,450          202,942
  Janus Capital Group                  3,064           82,759
  JPMorgan Chase                      66,559        3,164,880
  Keycorp                              7,677          200,754
  Kimco Realty REIT                    5,025          179,945
  Legg Mason                           2,669          192,168
  Lehman Brothers Holdings            10,377          665,892
  Leucadia National                    3,649          161,176
  Lincoln National                     5,097          277,073
  Loews                                8,740          408,071
  M&T Bank                             1,464          134,351
  Marsh & McLennan                    10,275          283,590
  Marshall & Ilsley                    5,032          140,393



-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

  MBIA                                 1,875     $     29,062
  Merrill Lynch                       16,854          950,566
  MetLife                             14,725          868,333
  MGIC Investment                      1,663           30,765
  Moody's                              4,331          151,542
  Morgan Stanley                      20,656        1,021,026
  National City (A)                   12,372          220,098
  Northern Trust                       3,804          279,061
  NYSE Euronext                        5,401          424,789
  Plum Creek Timber                    3,426          143,035
  PNC Financial Services Group         6,932          454,878
  Principal Financial Group            5,201          310,032
  Progressive                         14,349          266,317
  Prologis REIT                        5,120          303,872
  Prudential Financial                 9,027          761,608
  Public Storage REIT                  2,475          193,669
  Regions Financial                   13,699          345,763
  Safeco                               2,138          114,105
  Simon Property Group REIT            4,434          396,311
  SLM                                  9,650          209,887
  Sovereign Bancorp                    5,658           70,555
  State Street                         7,747          636,184
  SunTrust Banks                       6,929          477,755
  T Rowe Price Group                   5,316          268,936
  Torchmark                            1,846          112,717
  Travelers                           12,556          603,944
  UnumProvident                        7,175          162,298
  US Bancorp                          34,501        1,171,309
  Vornado Realty Trust REIT            2,664          240,826
  Wachovia                            39,375        1,532,869
  Washington Mutual                   15,933          317,385
  Wells Fargo                         67,367        2,291,152
  XL Capital Ltd., Cl A                3,209          144,405
  Zions Bancorporation                 2,126          116,377
                                                 ------------
                                                   44,427,684
                                                 ------------

-------------------------------------------------------------
  HEALTH CARE  (11.8%)
-------------------------------------------------------------
  Abbott Laboratories                 30,861        1,737,474
  Aetna                                9,949          529,884
  Allergan                             6,103          410,061
  AmerisourceBergen                    3,338          155,718
  Amgen *                             21,762        1,013,892
  Applera  - Applied Biosystems Group  3,477          109,630
  Barr Pharmaceuticals *               2,141          111,739
  Baxter International                12,607          765,749
  Becton Dickinson                     4,968          429,881
  Biogen Idec *                        5,967          363,689

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund

-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

-------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
-------------------------------------------------------------
  Boston Scientific *                 26,680     $    323,628
  Bristol-Myers Squibb                39,275          910,787
  Cardinal Health                      6,934          401,964
  Celgene *                            7,987          448,151
  Cigna                                5,550          272,838
  Coventry Health Care *               3,413          193,107
  Covidien                             9,764          435,767
  CR Bard                              2,182          210,716
  Eli Lilly                           19,623        1,010,977
  Express Scripts *                    5,411          365,188
  Forest Laboratories *                6,201          246,614
  Genzyme *                            5,456          426,277
  Gilead Sciences *                   18,842          860,891
  Hospira *                            3,287          135,129
  Humana *                             3,368          270,450
  IMS Health                           3,977           95,010
  Johnson & Johnson                   57,126        3,613,791
  King Pharmaceuticals *               4,242           44,499
  Laboratory Corp of America
   Holdings *                          2,490          183,961
  McKesson                             5,820          365,438
  Medco Health Solutions *            10,904          546,072
  Medtronic                           22,682        1,056,301
  Merck                               43,481        2,012,301
  Millipore *                          1,092           76,604
  Mylan                                6,011           89,624
  Patterson *                          2,981           95,511
  PerkinElmer                          2,415           60,109
  Pfizer                             136,339        3,188,969
  Quest Diagnostics                    3,319          163,693
  Schering-Plough                     32,207          630,291
  St. Jude Medical *                   7,330          296,938
  Stryker                              5,010          335,520
  Tenet Healthcare *                   7,081           31,369
  Thermo Fisher Scientific *           8,523          438,849
  UnitedHealth Group                  25,794        1,311,367
  Varian Medical Systems *             2,956          153,682
  Waters *                             2,318          133,169
  Watson Pharmaceuticals *             2,054           53,630
  WellPoint *                         11,493          898,753
  Wyeth                               26,763        1,065,167
  Zimmer Holdings *                    4,821          377,340
                                                 ------------
                                                   29,458,159
                                                 ------------

-------------------------------------------------------------
  INDUSTRIALS  (11.4%)
-------------------------------------------------------------
  3M                                  14,181        1,129,517
  Allied Waste Industries *            4,425           43,586



-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

  Avery Dennison                       1,931     $    100,064
  Boeing                              15,378        1,279,142
  Burlington Northern Santa Fe         5,958          515,486
  Caterpillar                         12,780          909,169
  CH Robinson Worldwide                3,609          200,444
  Cintas                               2,735           89,763
  Cooper Industries Ltd., Cl A         3,647          162,437
  CSX                                  8,359          405,244
  Cummins                              4,020          194,086
  Danaher                              5,246          390,565
  Deere                                8,891          780,274
  Dover                                3,883          156,718
  Eaton                                2,932          242,652
  Emerson Electric                    15,721          799,256
  Equifax                              2,620           97,176
  Expeditors International Washington  4,725          223,445
  FedEx                                6,150          574,902
  Fluor                                1,824          221,926
  General Dynamics                     8,168          689,869
  General Electric                   201,362        7,130,228
  Goodrich                             2,516          157,376
  Honeywell International             14,949          883,037
  Illinois Tool Works                  8,219          414,238
  Ingersoll-Rand, Cl A                 5,416          214,040
  ITT                                  3,823          227,201
  Jacobs Engineering Group *           2,507          191,635
  L-3 Communications Holdings          2,664          295,251
  Lockheed Martin                      7,000          755,440
  Manitowoc                            2,647          100,904
  Masco                                6,233          142,923
  Monster Worldwide *                  2,475           68,929
  Norfolk Southern                     7,700          418,803
  Northrop Grumman                     6,753          535,918
  Paccar                               7,323          343,595
  Pall                                 2,473           91,229
  Parker Hannifin                      3,345          226,156
  Pitney Bowes                         4,488          164,710
  Precision Castparts                  2,814          320,233
  Raytheon                             8,535          555,970
  Robert Half International            3,202           88,952
  Rockwell Automation                  3,156          179,955
  Rockwell Collins                     3,517          222,274
  RR Donnelley & Sons                  3,891          135,757
  Ryder System                           868           45,188
  Southwest Airlines                  13,926          163,352
  Terex *                              2,241          131,681
  Textron                              4,982          279,241

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund


-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

-------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
-------------------------------------------------------------
  Trane                                3,864     $    173,030
  Tyco International                   9,397          369,866
  Union Pacific                        5,214          651,906
  United Parcel Service, Cl B         20,894        1,528,605
  United Technologies                 19,790        1,452,784
  W.W. Grainger                        1,389          110,523
  Waste Management                     9,973          323,524

                                                   28,300,175

-------------------------------------------------------------
  INFORMATION TECHNOLOGY  (15.2%)
-------------------------------------------------------------
  Adobe Systems *                     11,542          403,162
  Advanced Micro Devices *            11,104           84,835
  Affiliated Computer Services, Cl A * 1,863           90,821
  Agilent Technologies *               7,819          265,142
  Akamai Technologies *                3,879          117,146
  Altera                               6,677          112,775
  Analog Devices                       6,030          171,011
  Apple Computer *                    17,577        2,379,223
  Applied Materials                   27,603          494,646
  Autodesk *                           5,048          207,725
  Automatic Data Processing           10,630          431,259
  BMC Software *                       4,136          132,517
  Broadcom, Cl A *                     9,354          206,536
  CA                                   7,934          174,786
  Ciena *                              1,749           47,450
  Cisco Systems *                    121,407        2,974,471
  Citrix Systems *                     4,185          144,885
  Cognizant Technology
   Solutions, Cl A *                   6,175          172,283
  Computer Sciences *                  3,460          146,427
  Compuware *                          5,756           48,926
  Convergys *                          2,588           40,140
  Corning                             31,335          754,233
  Dell *                              44,695          895,688
  eBay *                              22,942          616,910
  Electronic Arts *                    6,507          308,237
  Electronic Data Systems              8,973          180,357
  EMC *                               41,436          657,589
  Fidelity National Information
   Services                            3,260          138,387
  Fiserv *                             3,683          189,196
  Google, Cl A *                       4,655        2,626,816
  Hewlett-Packard                     51,665        2,260,344
  Intel                              116,604        2,472,005
  International Business Machines     27,535        2,955,607
  Intuit *                             7,219          221,551
  Jabil Circuit                        3,600           47,700
  JDS Uniphase *                       4,313           44,898



-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

  Juniper Networks *                  10,495     $    284,939
  Kla-Tencor                           3,687          154,043
  Lexmark International, Cl A *        1,907           69,052
  Linear Technology                    4,487          124,155
  LSI *                               13,367           69,776
  MEMC Electronic Materials *          4,712          336,720
  Microchip Technology                 4,439          141,648
  Micron Technology *                 12,499           87,868
  Microsoft                          160,691        5,238,527
  Molex                                2,813           67,625
  Motorola                            45,288          522,171
  National Semiconductor               4,672           86,105
  Network Appliance *                  6,843          158,894
  Novell *                             7,164           45,563
  Novellus Systems *                   2,241           53,246
  Nvidia *                            11,470          282,047
  Oracle *                            79,417        1,632,019
  Paychex                              6,630          216,934
  QLogic *                             3,139           44,888
  Qualcomm                            32,674        1,386,031
  SanDisk *                            4,651          118,368
  Sun Microsystems *                  16,543          289,503
  Symantec *                          17,311          310,386
  Tellabs *                            8,853           60,377
  Teradata *                           3,668           87,372
  Teradyne *                           3,149           34,545
  Texas Instruments                   27,803          859,947
  Total System Services                3,872           89,443
  Tyco Electronics                     9,886          334,246
  Unisys *                             6,511           27,086
  VeriSign *                           4,393          149,011
  Western Union                       14,827          332,125
  Xerox                               18,381          283,067
  Xilinx                               5,712          124,921
  Yahoo! *                            27,212          521,926
                                                 ------------
                                                   37,840,258
                                                 ------------

-------------------------------------------------------------
  MATERIALS  (3.3%)
-------------------------------------------------------------
  Air Products & Chemicals             4,283          385,556
  Alcoa                               16,865          558,231
  Allegheny Technologies               2,033          143,123
  Ashland                                838           38,154
  Ball                                 2,267          104,033
  Bemis                                1,501           40,797
  Dow Chemical                        18,308          707,787
  Eastman Chemical                     1,610          106,373
  Ecolab                               3,768          181,806

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund


-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

-------------------------------------------------------------
  MATERIALS - (CONTINUED)
-------------------------------------------------------------
  EI Du Pont de Nemours               17,877     $    807,683
  Freeport-McMoRan Copper & Gold       7,819          696,126
  Hercules                             2,299           40,301
  International Flavors & Fragrances   1,616           68,858
  International Paper                  7,685          247,841
  MeadWestvaco                         3,695          103,460
  Monsanto                            10,872        1,222,448
  Newmont Mining                       8,984          488,191
  Nucor                                5,792          334,778
  Pactiv *                             3,051           87,289
  PPG Industries                       3,256          215,189
  Praxair                              6,281          508,196
  Rohm & Haas                          2,490          132,841
  Sealed Air                           3,230           84,464
  Sigma-Aldrich                        2,849          141,481
  Titanium Metals                      2,175           47,285
  United States Steel                  2,413          246,391
  Vulcan Materials                     2,150          168,689
  Weyerhaeuser                         3,783          256,185
                                                 ------------
                                                    8,163,556
                                                 ------------

-------------------------------------------------------------
  TELECOMMUNICATION SERVICES  (3.3%)
-------------------------------------------------------------
  American Tower, Cl A *               8,114          304,518
  AT&T                               121,003        4,657,405
  CenturyTel                           2,194           80,981
  Citizens Communications              5,050           57,924
  Embarq                               3,115          141,110
  Qwest Communications International  31,222          183,585
  Sprint-FON Group                    54,787          576,907
  Verizon Communications              57,675        2,240,097
  Windstream                           8,418           97,733
                                                 ------------
                                                    8,340,260
                                                 ------------

-------------------------------------------------------------
  UTILITIES  (3.5%)
-------------------------------------------------------------
  AES *                               13,341          254,546
  Allegheny Energy                     3,304          181,026
  Ameren                               4,136          185,334
  American Electric Power              7,953          340,627
  Centerpoint Energy                   6,483          103,793
  CMS Energy                           4,585           71,847
  Consolidated Edison                  5,399          235,288
  Constellation Energy Group           3,626          340,699
  Dominion Resources                  11,655          501,165
  DTE Energy                           3,253          138,740
  Duke Energy                         25,075          467,899
  Dynegy, Cl A *                      10,116           71,014




-------------------------------------------------------------
Description                           Shares        Value
-------------------------------------------------------------

  Edison International                 6,492     $    338,623
  Entergy                              3,879          419,630
  Exelon                              13,175        1,003,803
  FirstEnergy                          6,094          434,015
  FPL Group                            8,093          521,837
  Integrys Energy Group                1,522           74,000
  Nicor                                  926           37,966
  NiSource                             5,547          105,337
  Pepco Holdings                       4,049          103,088
  PG&E                                 7,066          289,989
  Pinnacle West Capital                2,001           76,878
  PPL                                  7,428          363,378
  Progress Energy                      5,174          233,710
  Progress Energy (CVO) *              7,250               --
  Public Service Enterprise Group      5,063          486,048
  Questar                              3,468          176,556
  Sempra Energy                        5,225          292,077
  Southern                            15,102          548,958
  TECO Energy                          4,192           69,881
  Xcel Energy                          8,416          174,969
                                                 ------------
                                                    8,642,721
                                                 ------------
TOTAL COMMON STOCK
     (Cost $248,878,228)                          240,770,977
                                                 ------------
EXCHANGE TRADED FUNDS (2.1%)
  i-Shares S&P 500 Index Fund         17,500        2,408,175
  SPDR Trust Ser 1                    20,000        2,747,400
                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
     (Cost $5,622,160)                              5,155,575
                                                 ------------
RIGHTS (0.0%)
  Seagate (B)
     (Cost $0)                        15,971               --
                                                 ------------

CASH EQUIVALENT (0.7%)
  Goldman Financial Prime Obligation
     Money Market Fund,  4.170% (C)
     (Cost $1,723,627)            $1,723,627        1,723,627
                                                 ------------
TOTAL INVESTMENTS - 99.4%
    (Cost $256,224,015)+                         $247,650,179
                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $249,232,034.

*    NON-INCOME PRODUCING SECURITY.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2008

United Association S&P 500 Index Fund



(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(C) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008. CL - CLASS
LTD. - LIMITED
NY - NEW YORK
REIT - REAL ESTATE INVESTMENT TRUST
SER - SERIES
CVO - CONTINGENT VALUE OBLIGATION
SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $256,224,015, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $50,243,683 AND $(58,817,519), RESPECTIVELY.


A summary of the open long S&P 500 Index futures contracts held by the Fund at January 31, 2008, is as follows:

      NUMBER OF      CONTRACT                   UNREALIZED
      CONTRACTS        VALUE     EXPIRATION    DEPRECIATION
    ------------  -------------  -----------   ------------
          8       $2,759,200.00  March 2008     $(126,632)

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


UAF-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.